CONSOLIDATED STATEMENTS OF CASH FLOWS (TAT Technologies Ltd. [Member])(USD ($)) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,772)	$ (1,083)	$ (7,263)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,403	3,271	3,382
Exchange differentials of long-term loans	22	(13)	7
Write down of inventory		2,500	3,500
Impairment of goodwill, intangible assets and long lived assets	1,015	3,263	4,704
Loss (gain) on sale of property and equipment	9	(169)	149
Loss (gain) on sale and impairment loss on marketable securities		(9)	196
Loss (gain) from change in fair value of derivatives	(399)	372	(100)
Interest from short-term bank deposits and restricted deposits	(55)
Provision for doubtful accounts	258	31	259
Share in results of affiliated company and impairment of share in affiliated company	3,756	(331)	4,510
Gain from dilution of interests in affiliated company		(240)
Share based compensation expenses (income)	8	(37)	49
Liability in respect of employee rights upon retirement	379	28	248
Deferred income taxes, net	1,599	(868)	(2,973)
Changes in operating assets and liabilities:
Amounts due to (from) related parties, net	711	(674)	213
Increase in trade accounts receivable	(478)	(544)	(4,689)
Decrease (increase) in other accounts receivable and prepaid expenses	611	1,283	(993)
Increase in inventories, net	(1,673)	(1,959)	(1,643)
Increase (decrease) in trade accounts payable	287	(2,545)	1,775
Increase (decrease) in other accounts payable and accrued expenses	1,059	(1,580)	1,623
Increase (decrease) in other long-term liabilities	(2)	2	84
Net cash provided by operating activities	7,738	698	3,038
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of marketable securities	1,900	1,215	854
Purchase of marketable securities		(578)	(616)
Funds in respect of employee right upon retirement	(443)	(3)	(313)
Proceeds from sale of property and equipment	71	247	189
Purchase of intangible assets			(136)
Purchase of property and equipment	(2,394)	(3,305)	(2,950)
Investment in short-term deposit	(10,000)
Proceeds released from restricted deposits	954	2,172
Deposit of restricted deposits		(350)	(14)
Net cash used in investing activities	(9,912)	(602)	(2,986)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans	(1,060)	(3,374)	(1,551)
Proceeds from long-term loans received		673	1,185
Dividend paid	(2,500)
Repayments of short-term loans	(4,542)	(795)
Short-term credit received from a bank	627	2,646	1,724
Repurchase of treasury shares	(70)
Net cash provided by (used in) financing activities	(7,545)	(850)	1,358
Translation adjustment on cash and cash equivalents	68	(51)	59
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(9,651)	(805)	1,469
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	26,232	27,037	25,568
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	16,581	26,232	27,037
Supplemental disclosure of cash flow information:
Interest paid	(255)	(247)	(245)
Income taxes paid	(836)	(1,213)	(1,845)
Income taxes refunds	$ 978	$ 2,145	$ 2,480